Vessels, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessels Cost, Beginning Balance	$ 103,137	$ 251,314	$ 309,816
Vessels Cost, Disposals		(9,461)	(7,600)
Vessels Cost, Vessel held for sale		(76,302)	(27,981)
Vessels Cost, Vessel impairment charge		(62,414)	(22,921)
Vessels Cost, Ending Balance	103,137	103,137	251,314
Accumulated Depreciation, Beginning Balance	(21,718)	(37,623)	(39,115)
Accumulated Depreciation, Depreciation	(5,729)	(8,664)	(15,365)
Accumulated Depreciation,Disposal		7,279	5,561
Accumulated Depreciation,Vessel held for sale		1,214	5,472
Accumulated Depreciation,Vessel impairment charge		16,076	5,824
Accumulated Depreciation, Ending Balance	(27,447)	(21,718)	(37,623)
Net Book Value, Beginning Balance	81,419	213,691	270,701
Net Book Value, Depreciation	(5,729)	(8,664)	(15,365)
Net Book Value, Disposal		(2,182)	(2,039)
Net Book Value, Vessel held for sale		(75,088)	(22,509)
Net Book Value, Vessel impairment charge		(46,338)	(17,097)
Net Book Value, Ending Balance	$ 75,690	$ 81,419	$ 213,691